Goodwill and Other Intangible Assets - Summary of Amortization Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 2,819	$ 3,397	$ 8,713	$ 10,163	$ 13,916	$ 11,668	$ 12,438